Derivatives and hedging activities - Contingent credit risk (Details 3) - CHF (SFr) SFr in Billions	Jun. 30, 2022	Dec. 31, 2021
Contingent credit risk
Current net exposure	SFr 1.8	SFr 2.6
Collateral posted	1.3	1.9
Scenario, Impact of a one-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.1	0.1
Scenario, Impact of a two-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.6	0.2
Scenario, Impact of a three-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.8	0.8
Bilateral counterparties
Contingent credit risk
Current net exposure	1.6	2.3
Collateral posted	1.3	1.9
Bilateral counterparties | Scenario, Impact of a one-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.1	0.1
Bilateral counterparties | Scenario, Impact of a two-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.5	0.2
Bilateral counterparties | Scenario, Impact of a three-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.6	0.7
Special purpose entities
Contingent credit risk
Current net exposure	0.0	0.0
Collateral posted	0.0	0.0
Special purpose entities | Scenario, Impact of a one-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.0	0.0
Special purpose entities | Scenario, Impact of a two-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.0	0.0
Special purpose entities | Scenario, Impact of a three-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.1	0.0
Accelerated terminations
Contingent credit risk
Current net exposure	0.2	0.3
Accelerated terminations | Scenario, Impact of a one-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.0	0.0
Accelerated terminations | Scenario, Impact of a two-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.1	0.0
Accelerated terminations | Scenario, Impact of a three-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.1	0.1
Bank
Contingent credit risk
Current net exposure	1.8	2.6
Collateral posted	1.3	1.9
Bank | Scenario, Impact of a one-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.1	0.1
Bank | Scenario, Impact of a two-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.6	0.2
Bank | Scenario, Impact of a three-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.8	0.8
Bank | Bilateral counterparties
Contingent credit risk
Current net exposure	1.6	2.3
Collateral posted	1.3	1.9
Bank | Bilateral counterparties | Scenario, Impact of a one-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.1	0.1
Bank | Bilateral counterparties | Scenario, Impact of a two-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.5	0.2
Bank | Bilateral counterparties | Scenario, Impact of a three-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.6	0.7
Bank | Special purpose entities
Contingent credit risk
Current net exposure	0.0	0.0
Collateral posted	0.0	0.0
Bank | Special purpose entities | Scenario, Impact of a one-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.0	0.0
Bank | Special purpose entities | Scenario, Impact of a two-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.0	0.0
Bank | Special purpose entities | Scenario, Impact of a three-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.1	0.0
Bank | Accelerated terminations
Contingent credit risk
Current net exposure	0.2	0.3
Bank | Accelerated terminations | Scenario, Impact of a one-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.0	0.0
Bank | Accelerated terminations | Scenario, Impact of a two-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.1	0.0
Bank | Accelerated terminations | Scenario, Impact of a three-notch downgrade event [Member]
Contingent credit risk
Collateral posted	SFr 0.1	SFr 0.1